Consolidated Statement of Income - CAD ($) $ in Millions		12 Months Ended
		Oct. 31, 2022	Oct. 31, 2021
Interest, Dividend and Fee Income
Loans		$ 20,464	$ 15,727
Securities (Note 3)	[1]	5,590	3,963
Deposits with banks		843	197
Interest, Dividend and Fee Income		26,897	19,887
Interest Expense
Deposits		6,711	3,220
Subordinated debt		227	195
Other liabilities (Note 14)		4,074	2,162
Interest Expense		11,012	5,577
Net Interest Income		15,885	14,310
Non-Interest Revenue
Securities commissions and fees		1,082	1,107
Deposit and payment service charges		1,318	1,243
Trading revenues (Notes 10 and 17)		8,250	296
Lending fees		1,440	1,391
Card fees		548	442
Investment management and custodial fees		1,770	1,982
Mutual fund revenues		1,312	1,595
Underwriting and advisory fees		1,193	1,421
Securities gains, other than trading (Note 3)		281	591
Foreign exchange gains, other than trading		181	167
Insurance revenue		(157)	1,941
Share of profit (loss) in associates and joint ventures		274	248
Other		333	452
Non-Interest Revenue		17,825	12,876
Total Revenue		33,710	27,186
Provision for Credit Losses (Note 4)		313	20
Insurance Claims, Commissions and Changes in Policy Benefit Liabilities (Note 14)		(683)	1,399
Non-Interest Expense
Employee compensation (Notes 20 and 21)		8,795	8,322
Premises and equipment (Note 9)		3,635	3,396
Amortization of intangible assets (Note 11)		604	634
Advertising and business development		517	397
Communications		278	264
Professional fees		788	607
Other		1,577	1,889
Non-Interest Expense		16,194	15,509
Income Before Provision for Income Taxes		17,886	10,258
Provision for income taxes (Note 22)		4,349	2,504
Net Income		$ 13,537	$ 7,754
Earnings Per Common Share (Canadian $) (Note 23)
Basic		$ 20.04	$ 11.6
Diluted		19.99	11.58
Common shares [member]
Earnings Per Common Share (Canadian $) (Note 23)
Dividends per common share		$ 5.44	$ 4.24

[1]	Includes interest income on securities measured at fair value through other comprehensive income and amortized cost, calculated using the effective interest rate method, of $1,945 million for the year ended October 31, 2022 ($889 million in 2021).